INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories at December 31, 2015 and 2014 comprised the following:

	December 31,
	2015	2014
Finished goods	$87.5	$98.2
Work in process	88.8	99.1
Raw materials and purchased parts	135.2	140.5
Total FIFO cost	311.5	337.8
Excess of FIFO cost over LIFO inventory value	(6.3)	(7.8)
Total inventories	$305.2	$330.0